Accounts Payable and Other Accrued Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Accounts Payable and Accrued Liabilities [Abstract]
Accounts payable — trade	$ 154.3	$ 228.9
Employee benefits and payroll accruals	39.2	28.0
Wages payable	22.2	22.6
Accrued interest	17.3	14.5
Other accrued liabilities	34.4	31.5
Total	$ 267.4	$ 325.5